7. Share-based payments (Details 8) - Nonemployee Common stock warrants - Service and performance conditions [Member]	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Number of Warrants
Outstanding, Beginning | shares
Granted | shares	3,000,000
Outstanding, Ending | shares	3,000,000
Exercisable, Ending | shares	120,000
Weighted Average Exercise Price
Outstanding, Beginning | $ / shares
Granted | $ / shares	$ 1.20
Outstanding, Ending | $ / shares	1.20
Exercisable, Ending | $ / shares	$ 1.00
Weighted-average Remaining Life (Years)
Outstanding	2 years 8 months 12 days
Exercisable	2 years 8 months 12 days
Aggregate Intrinsic Value
Outstanding, Beginning | $
Granted | $
Outstanding, Ending | $
Exercisable, Ending | $